Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($)
Receivables [Abstract]
Allowance for loans receivable | $	$ 15,541	$ 18,008	$ 23,246	$ 35,537
Ratio of allowance for loan losses to gross loans held-for-investment	0.97%	1.16%	1.54%
Loan not considered as impaired	Less than 90 days
Number of TDR's included in Impaired Loans	14
TDRs included in impaired loans | $	$ 3,800
Number of impaired loans in accruing status	4
TDR with commitments to lend additional funds	0
Number new TDR agreements	8	8	0
Number of TDR agreements that subsequently defaulted	0	0	0
Number of TDRs in accrual status	4